Long-term debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Lampung facility:
Export credit tranche	$131,425	$138,868
FSRU tranche	33,252	35,340
Gallant facility:
Commercial tranche	125,482	130,222
Export credit tranche	34,833	36,667
Grace facility:
Commercial tranche	151,188	—
Export credit tranche	32,250	—
Outstanding principal	508,430	341,097
Lampung facility unamortized debt issuance cost	(8,411)	(9,357)
Gallant facility unamortized fair value of debt assumed	729	908
Grace facility unamortized fair value of debt assumed	1,879	—
Total debt	502,627	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	$457,169	$300,440